S000004320 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.13%	8.89%	12.33%
iShares U.S. Consumer Discretionary ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.76%	8.52%	11.89%
Performance Inception Date					Jun. 12, 2000
iShares U.S. Consumer Discretionary ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.62%	8.37%	11.68%
iShares U.S. Consumer Discretionary ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.68%	6.69%	9.86%

[1]	The Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Consumer Services Index through June 23, 2019, the Dow Jones U.S. Consumer Services Capped Index from June 24, 2019 through September 19, 2021, and the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.